Prepayment	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Prepayment Abstract
PREPAYMENT

NOTE 5 – PREPAYMENT

The prepayment balance of $7,943,133 and $6,805,039 as of June 30, 2022 and December 31, 2021 respectively, represents the advances paid to suppliers for the purchase of raw materials to be delivered in the next operating period.

NOTE 5 – PREPAYMENT

The prepayment balance of $6,805,039 as of December 31, 2021 represents the advances paid to suppliers for the purchase of raw materials to be delivered in the next operating period.